LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS.
Schedule of land use rights
	As of December 31
	2011	2012
Cost:
Land use rights acquired	14,413	7,488
Prepayment for land use rights acquisition	7,694	7,713
	22,107	15,201
Less: accumulated amortization	(619)	(427)
	21,488	14,774

Schedule of estimated amortization expense of the land use rights acquired for each of next five years
$
For the years ending December 31,
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	157